Distribution Date:	12/15/23	Wells Fargo Commercial Mortgage Trust 2016-C35
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C35

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	24		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	25		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	26	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	28				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	30
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	31
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000FAQ9	1.392000%	47,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000FAR7	2.495000%	58,672,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000FAS5	2.674000%	265,000,000.00	234,322,554.68	0.00	522,148.76	0.00	0.00	522,148.76	234,322,554.68	36.11%	30.00%
A-4	95000FAT3	2.931000%	227,377,000.00	227,377,000.00	0.00	555,368.32	0.00	0.00	555,368.32	227,377,000.00	36.11%	30.00%
A-SB	95000FAU0	2.788000%	67,132,000.00	31,381,849.37	1,251,951.18	72,910.50	0.00	0.00	1,324,861.68	30,129,898.19	36.11%	30.00%
A-4FX	95000FBC9	2.931000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	95000FBA3	6.494070%	50,000,000.00	50,000,000.00	0.00	252,547.17	0.00	0.00	252,547.17	50,000,000.00	36.11%	30.00%
A-S	95000FAV8	3.184000%	69,045,000.00	69,045,000.00	0.00	183,199.40	0.00	0.00	183,199.40	69,045,000.00	27.97%	23.25%
B	95000FAY2	3.438000%	49,865,000.00	49,865,000.00	0.00	142,863.23	0.00	0.00	142,863.23	49,865,000.00	22.09%	18.38%
C	95000FAZ9	4.176000%	48,587,000.00	48,587,000.00	0.00	169,082.76	0.00	0.00	169,082.76	48,587,000.00	16.36%	13.63%
D	95000FAC0	3.142000%	56,258,000.00	56,258,000.00	0.00	147,302.20	0.00	0.00	147,302.20	56,258,000.00	9.73%	8.13%
E	95000FAE6	4.730465%	21,736,000.00	21,736,000.00	0.00	85,684.48	0.00	0.00	85,684.48	21,736,000.00	7.17%	6.00%
F	95000FAG1	4.730465%	11,508,000.00	11,508,000.00	0.00	45,365.16	0.00	0.00	45,365.16	11,508,000.00	5.81%	4.88%
G*	95000FAJ5	4.730465%	49,865,609.00	49,311,080.89	0.00	102,619.37	0.00	26,832.11	102,619.37	49,284,248.78	0.00%	0.00%
R	95000FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,022,879,610.00	849,391,484.94	1,251,951.18	2,279,091.35	0.00	26,832.11	3,531,042.53	848,112,701.65

X-A	95000FAW6	1.876638%	785,060,000.00	612,126,404.05	0.00	957,283.31	0.00	0.00	957,283.31	610,874,452.87
X-B	95000FAX4	0.928255%	98,452,000.00	98,452,000.00	0.00	76,157.11	0.00	0.00	76,157.11	98,452,000.00
X-D	95000FAA4	1.588465%	56,258,000.00	56,258,000.00	0.00	74,469.87	0.00	0.00	74,469.87	56,258,000.00
Notional SubTotal			939,770,000.00	766,836,404.05	0.00	1,107,910.29	0.00	0.00	1,107,910.29	765,584,452.87

Deal Distribution Total					1,251,951.18	3,387,001.64	0.00	26,832.11	4,638,952.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000FAS5	884.23605540	0.00000000	1.97037268	0.00000000	0.00000000	0.00000000	0.00000000	1.97037268	884.23605540
A-4	95000FAT3	1,000.00000000	0.00000000	2.44249999	0.00000000	0.00000000	0.00000000	0.00000000	2.44249999	1,000.00000000
A-SB	95000FAU0	467.46483599	18.64909700	1.08607668	0.00000000	0.00000000	0.00000000	0.00000000	19.73517369	448.81573899
A-4FX	95000FBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	95000FBA3	1,000.00000000	0.00000000	5.05094340	0.00000000	0.00000000	0.00000000	0.00000000	5.05094340	1,000.00000000
A-S	95000FAV8	1,000.00000000	0.00000000	2.65333333	0.00000000	0.00000000	0.00000000	0.00000000	2.65333333	1,000.00000000
B	95000FAY2	1,000.00000000	0.00000000	2.86500010	0.00000000	0.00000000	0.00000000	0.00000000	2.86500010	1,000.00000000
C	95000FAZ9	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
D	95000FAC0	1,000.00000000	0.00000000	2.61833339	0.00000000	0.00000000	0.00000000	0.00000000	2.61833339	1,000.00000000
E	95000FAE6	1,000.00000000	0.00000000	3.94205374	0.00000000	0.00000000	0.00000000	0.00000000	3.94205374	1,000.00000000
F	95000FAG1	1,000.00000000	0.00000000	3.94205422	0.00000000	0.00000000	0.00000000	0.00000000	3.94205422	1,000.00000000
G	95000FAJ5	988.87954803	0.00000000	2.05791872	1.84029779	55.06998641	0.00000000	0.53808848	2.05791872	988.34145954
R	95000FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000FAW6	779.71926229	0.00000000	1.21937598	0.00000000	0.00000000	0.00000000	0.00000000	1.21937598	778.12454191
X-B	95000FAX4	1,000.00000000	0.00000000	0.77354559	0.00000000	0.00000000	0.00000000	0.00000000	0.77354559	1,000.00000000
X-D	95000FAA4	1,000.00000000	0.00000000	1.32372054	0.00000000	0.00000000	0.00000000	0.00000000	1.32372054	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/23 - 11/30/23	30	0.00	522,148.76	0.00	522,148.76	0.00	0.00	0.00	522,148.76	0.00
A-4	11/01/23 - 11/30/23	30	0.00	555,368.32	0.00	555,368.32	0.00	0.00	0.00	555,368.32	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	72,910.50	0.00	72,910.50	0.00	0.00	0.00	72,910.50	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	11/17/23 - 12/14/23	28	0.00	252,547.17	0.00	252,547.17	0.00	0.00	0.00	252,547.17	0.00
X-A	11/01/23 - 11/30/23	30	0.00	957,283.31	0.00	957,283.31	0.00	0.00	0.00	957,283.31	0.00
X-B	11/01/23 - 11/30/23	30	0.00	76,157.11	0.00	76,157.11	0.00	0.00	0.00	76,157.11	0.00
X-D	11/01/23 - 11/30/23	30	0.00	74,469.87	0.00	74,469.87	0.00	0.00	0.00	74,469.87	0.00
A-S	11/01/23 - 11/30/23	30	0.00	183,199.40	0.00	183,199.40	0.00	0.00	0.00	183,199.40	0.00
B	11/01/23 - 11/30/23	30	0.00	142,863.23	0.00	142,863.23	0.00	0.00	0.00	142,863.23	0.00
C	11/01/23 - 11/30/23	30	0.00	169,082.76	0.00	169,082.76	0.00	0.00	0.00	169,082.76	0.00
D	11/01/23 - 11/30/23	30	0.00	147,302.20	0.00	147,302.20	0.00	0.00	0.00	147,302.20	0.00
E	11/01/23 - 11/30/23	30	0.00	85,684.48	0.00	85,684.48	0.00	0.00	0.00	85,684.48	0.00
F	11/01/23 - 11/30/23	30	0.00	45,365.16	0.00	45,365.16	0.00	0.00	0.00	45,365.16	0.00
G	11/01/23 - 11/30/23	30	2,643,908.41	194,386.94	0.00	194,386.94	91,767.57	0.00	0.00	102,619.37	2,746,098.41
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,643,908.41	3,478,769.21	0.00	3,478,769.21	91,767.57	0.00	0.00	3,387,001.64	2,746,098.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information

Total Available Distribution Amount (1)	4,638,952.82
Benchmark: Term SOFR
Current Period %	5.444070
Next Period %	5.476290
Benchmark Adjustment
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,363,044.68	Master Servicing Fee	8,931.84
Interest Reductions due to Nonrecoverability Determination	(69,765.00)	Certificate Administrator Fee	3,964.97
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	353.81
ARD Interest	0.00	Operating Advisor Fee	1,756.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	377.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,293,279.68	Total Fees	15,593.99

Principal		Expenses/Reimbursements
Scheduled Principal	1,278,783.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,467.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,790.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,848.24
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	26,832.11
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,278,783.29	Total Expenses/Reimbursements	47,938.32

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,387,001.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,251,951.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	130,422.17	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	130,422.17	Total Payments to Certificateholders and Others	4,638,952.82
Total Funds Collected	4,702,485.14	Total Funds Distributed	4,702,485.13

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	849,145,586.98	849,145,586.98	Beginning Certificate Balance	849,391,484.94
(-) Scheduled Principal Collections	1,278,783.29	1,278,783.29	(-) Principal Distributions	1,251,951.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	26,832.11
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	26,832.11
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	847,866,803.69	847,866,803.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	851,884,366.23	851,884,366.23	Ending Certificate Balance	848,112,701.65
Ending Actual Collateral Balance	850,692,303.33	850,692,303.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	245,897.96
Beginning Cumulative Advances	22,360.00	245,897.96	UC / (OC) Change	0.00
Current Period Advances	26,832.11	0.00	Ending UC / (OC)	245,897.96
Ending Cumulative Advances	49,192.11	245,897.96	Net WAC Rate	4.73%
			UC / (OC) Interest	969.34
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	24	136,798,821.92	16.13%	29	4.6487	NAP	Defeased	24	136,798,821.92	16.13%	29	4.6487	NAP
2,000,000 or less	14	21,547,946.68	2.54%	29	4.5492	2.039956	1.20 or less	14	115,879,586.47	13.67%	25	4.6655	0.405358
2,000,001 to 3,000,000	3	7,138,574.60	0.84%	30	5.0392	1.699362	1.21 to 1.30	6	38,452,659.17	4.54%	30	5.0739	1.275935
3,000,001 to 4,000,000	6	21,086,455.62	2.49%	30	5.1588	1.674018	1.31 to 1.40	5	49,741,702.52	5.87%	30	4.9267	1.339994
4,000,001 to 5,000,000	8	36,716,964.49	4.33%	30	4.4947	1.783862	1.41 to 1.50	3	70,533,862.72	8.32%	30	4.8703	1.439871
5,000,001 to 6,000,000	5	26,426,297.81	3.12%	29	4.9092	1.815711	1.51 to 1.75	14	251,368,346.90	29.65%	30	4.7202	1.653060
6,000,001 to 7,000,000	4	26,109,051.50	3.08%	30	4.8184	1.527631	1.76 to 2.00	10	58,975,414.60	6.96%	29	4.7144	1.870263
7,000,001 to 8,000,000	6	45,540,748.23	5.37%	29	5.1918	1.609699	2.01 to 2.25	5	23,718,957.81	2.80%	30	4.9245	2.158962
8,000,001 to 9,000,000	2	16,890,171.63	1.99%	0	5.1036	1.788573	2.26 to 2.50	3	27,190,528.17	3.21%	30	4.8054	2.412709
9,000,001 to 10,000,000	1	9,110,403.91	1.07%	31	4.9475	3.250300	2.51 to 2.75	1	5,204,149.45	0.61%	30	4.6200	2.576600
10,000,001 to 15,000,000	11	126,905,597.90	14.97%	30	4.8628	1.804209	3.76 to 3.00	5	41,800,758.94	4.93%	29	4.8531	2.807737
15,000,001 to 20,000,000	3	56,694,010.57	6.69%	30	4.7934	(0.105284)	3.01 or greater	5	28,202,015.02	3.33%	30	4.6189	3.448339
20,000,001 to 30,000,000	4	92,303,550.67	10.89%	30	4.5258	1.887047	Totals	95	847,866,803.69	100.00%	29	4.7524	1.598706
30,000,001 to 50,000,000	1	44,853,143.64	5.29%	29	5.4500	1.516500
50,000,001 or greater	3	179,745,064.52	21.20%	30	4.5140	1.623604
Totals	95	847,866,803.69	100.00%	29	4.7524	1.598706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	27	136,798,821.92	16.13%	29	4.6487	NAP	South Carolina	3	4,178,405.18	0.49%	27	5.0815	2.102432
Alabama	2	11,406,295.42	1.35%	28	5.1326	1.377667	Tennessee	2	5,829,279.95	0.69%	30	4.6293	2.619778
Arizona	3	17,462,199.08	2.06%	30	4.8736	2.171769	Texas	8	48,944,869.85	5.77%	30	4.8637	1.697981
Arkansas	1	17,514,225.91	2.07%	30	4.7800	(0.737500)	Utah	1	2,450,000.00	0.29%	29	4.6590	2.811400
California	9	90,828,772.50	10.71%	30	4.5114	1.640655	Washington	1	3,955,334.44	0.47%	31	5.1320	0.951400
Colorado	1	7,194,450.66	0.85%	29	5.4390	2.106900	Wisconsin	1	55,245,064.52	6.52%	30	4.8000	1.435900
Connecticut	1	22,717,163.52	2.68%	31	4.5000	1.100000	Totals	126	847,866,803.69	100.00%	29	4.7524	1.598706
Delaware	2	22,130,831.30	2.61%	31	5.0548	1.274286
									Property Type³
Florida	3	23,712,849.72	2.80%	29	5.1964	2.431165
Georgia	4	74,798,884.04	8.82%	30	4.7806	1.725365		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	2,675,000.00	0.32%	29	4.6590	2.811400		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	9	56,069,283.47	6.61%	29	5.3938	1.517042	Defeased	27	136,798,821.92	16.13%	29	4.6487	NAP
Iowa	1	5,259,441.81	0.62%	24	4.8600	1.780600	Industrial	3	67,008,277.58	7.90%	29	4.8270	1.510437
Kansas	1	20,494,194.54	2.42%	31	4.7310	1.640600	Lodging	17	164,334,310.57	19.38%	27	5.1905	1.754962
Louisiana	3	2,460,000.00	0.29%	29	4.6590	2.811400	Mixed Use	3	27,766,614.93	3.27%	30	5.0922	1.541222
Maryland	1	6,503,771.25	0.77%	29	5.0300	1.925100	Mobile Home Park	2	4,367,493.64	0.52%	29	4.7536	2.112236
Massachusetts	1	1,373,718.25	0.16%	26	5.2100	0.594600	Multi-Family	18	82,508,309.17	9.73%	30	4.4334	1.577568
Michigan	5	22,542,060.27	2.66%	30	4.5990	1.845505	Office	10	63,673,403.13	7.51%	30	4.6956	0.876229
Nevada	1	4,409,799.73	0.52%	31	5.2500	1.789500	Retail	40	270,530,112.01	31.91%	30	4.6011	1.569653
New Hampshire	2	66,476,100.32	7.84%	30	4.1540	1.550793	Self Storage	6	30,879,460.74	3.64%	29	4.7087	2.677707
New York	10	31,434,814.84	3.71%	30	4.1463	1.429087	Totals	126	847,866,803.69	100.00%	29	4.7524	1.598706
North Carolina	7	12,341,021.36	1.46%	29	5.1981	1.737209
Ohio	10	43,329,211.47	5.11%	30	4.7796	1.940325
Pennsylvania	1	8,151,153.71	0.96%	(34)	5.3800	1.089200
Rhode Island	1	19,179,784.66	2.26%	30	5.3200	1.317000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	136,798,821.92	16.13%	29	4.6487	NAP	Defeased	24	136,798,821.92	16.13%	29	4.6487	NAP
	3.750% or less	4	14,522,734.48	1.71%	31	3.6025	1.201733	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	5,052,388.69	0.60%	29	3.8276	1.077629	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	85,526,455.09	10.09%	30	4.0964	1.756018	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	63,023,916.25	7.43%	30	4.4274	1.104659	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	171,299,002.78	20.20%	30	4.6777	1.965505	49 months or greater	71	711,067,981.77	83.87%	29	4.7724	1.596066
	4.751% to 5.000%	16	177,882,953.72	20.98%	30	4.8554	1.396238	Totals	95	847,866,803.69	100.00%	29	4.7524	1.598706
	5.001% to 5.250%	13	70,046,975.87	8.26%	30	5.1442	1.473572
	5.251% to 5.500%	11	116,836,763.43	13.78%	25	5.3766	1.662481
	5.501% to 5.750%	2	6,876,791.46	0.81%	29	5.6658	1.409696
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	95	847,866,803.69	100.00%	29	4.7524	1.598706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	136,798,821.92	16.13%	29	4.6487	NAP	Defeased	24	136,798,821.92	16.13%	29	4.6487	NAP
	60 months or less	71	711,067,981.77	83.87%	29	4.7724	1.596066	Interest Only	7	184,050,000.00	21.71%	30	4.4107	1.651809
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	64	527,017,981.77	62.16%	29	4.8987	1.576599
	Totals	95	847,866,803.69	100.00%	29	4.7524	1.598706	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	95	847,866,803.69	100.00%	29	4.7524	1.598706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	24	136,798,821.92	16.13%	29	4.6487	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	67	680,605,884.34	80.27%	29	4.7925	1.615290
	13 to 24 months	4	30,462,097.43	3.59%	31	4.3237	1.166556
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	95	847,866,803.69	100.00%	29	4.7524	1.598706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571532	RT	Athens	GA	Actual/360	4.710%	253,162.50	0.00	0.00	N/A	06/06/26	--	64,500,000.00	64,500,000.00	12/06/23
2	883100584	RT	Salem	NH	Actual/360	4.040%	202,000.00	0.00	0.00	N/A	06/01/26	--	60,000,000.00	60,000,000.00	12/01/23
3	300571529	IN	Oconomowoc	WI	Actual/360	4.800%	221,343.59	90,832.30	0.00	N/A	06/06/26	--	55,335,896.82	55,245,064.52	12/06/23
4	300571518	LO	Indianapolis	IN	Actual/360	5.450%	204,279.00	125,717.76	0.00	N/A	05/06/26	--	44,978,861.40	44,853,143.64	12/06/23
5	883100589	RT	Jonesboro	AR	Actual/360	4.780%	0.00	0.00	0.00	N/A	06/06/26	--	17,514,225.91	17,514,225.91	03/06/23
7	310935079	RT	Napa	CA	Actual/360	4.240%	85,799.64	40,724.18	0.00	N/A	07/11/26	--	24,282,916.79	24,242,192.61	12/11/23
8	470099540	MF	New Haven	CT	Actual/360	4.500%	85,355.70	44,355.74	0.00	N/A	07/01/26	--	22,761,519.26	22,717,163.52	12/01/23
9	306230009	LO	Overland Park	KS	Actual/360	4.731%	81,039.71	61,216.56	0.00	N/A	07/06/26	--	20,555,411.10	20,494,194.54	05/06/20
10	306230010	Various Various		Various	Actual/360	4.659%	96,480.12	0.00	0.00	N/A	05/06/26	--	24,850,000.00	24,850,000.00	12/06/23
11	300571545	SS	Virginia Beach	VA	Actual/360	4.810%	91,345.34	37,135.70	0.00	N/A	04/06/26	--	22,788,858.70	22,751,723.00	12/06/23
12	310934662	RT	Sylmar	CA	Actual/360	4.100%	72,769.67	41,265.15	0.00	N/A	07/11/26	04/11/26	21,298,439.68	21,257,174.53	12/11/23
13	300571530	MU	Providence	RI	Actual/360	5.320%	85,189.36	35,859.68	0.00	N/A	06/06/26	--	19,215,644.34	19,179,784.66	10/06/23
14	310935927	OF	Burbank	CA	Actual/360	4.300%	71,666.67	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	12/11/23
15	883100590	IN	Plymouth	MN	Actual/360	4.250%	58,118.30	29,201.03	0.00	N/A	04/06/26	--	16,409,873.63	16,380,672.60	12/06/23
16	300571541	RT	Middletown	DE	Actual/360	4.970%	61,869.88	23,728.46	0.00	N/A	07/06/26	--	14,938,402.04	14,914,673.58	12/06/23
18	300571527	OF	Stafford	TX	Actual/360	5.100%	49,247.67	33,412.68	0.00	N/A	06/06/26	--	11,587,688.09	11,554,275.41	12/06/23
19	416000235	RT	Austin	TX	Actual/360	4.850%	52,274.61	20,942.63	0.00	N/A	07/01/26	--	12,933,925.12	12,912,982.49	12/01/23
20	300571537	MF	Columbus	OH	Actual/360	4.910%	48,331.83	21,804.35	0.00	N/A	06/06/26	--	11,812,259.07	11,790,454.72	12/06/23
21	330933943	OF	Sacramento	CA	Actual/360	4.607%	43,914.98	22,321.43	0.00	N/A	04/11/26	--	11,438,674.85	11,416,353.42	12/11/23
22	306230022	SS	Various	Various	Actual/360	4.610%	41,627.04	22,374.26	0.00	N/A	06/11/26	--	10,835,671.81	10,813,297.55	12/11/23
23	306230023	LO	Madeira Beach	FL	Actual/360	5.320%	48,487.04	20,524.83	0.00	N/A	05/11/26	--	10,936,926.57	10,916,401.74	12/11/23
24	306230024	OF	Emeryville	CA	Actual/360	4.353%	38,717.40	22,836.89	0.00	N/A	06/06/26	03/06/26	10,672,320.23	10,649,483.34	12/06/23
25	306230025	RT	Fort Worth	TX	Actual/360	4.780%	42,139.29	21,199.02	0.00	N/A	07/06/26	--	10,578,900.39	10,557,701.37	12/06/23
26	306230026	Various Various		IN	Actual/360	5.220%	44,181.37	19,108.54	0.00	N/A	07/11/26	--	10,156,636.51	10,137,527.97	12/11/23
27	330934722	SS	Pasadena	CA	Actual/360	4.499%	43,115.42	0.00	0.00	N/A	05/11/26	--	11,500,000.00	11,500,000.00	12/11/23
28	300571526	SS	Various	IL	Actual/360	4.900%	41,943.81	16,595.35	0.00	N/A	03/06/26	--	10,271,953.81	10,255,358.46	12/06/23
29	300571544	RT	Holland	MI	Actual/360	4.610%	39,981.68	15,448.47	0.00	N/A	07/06/26	--	10,407,378.12	10,391,929.65	12/06/23
30	306230030	LO	Carlsbad	CA	Actual/360	4.947%	37,635.08	17,861.15	0.00	N/A	07/06/26	--	9,128,265.06	9,110,403.91	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	306230031	LO	Norco	CA	Actual/360	4.846%	35,359.08	17,384.04	0.00	N/A	07/06/26	--	8,756,401.96	8,739,017.92	12/06/23
32	883100564	LO	Cranberry Township	PA	Actual/360	5.380%	36,613.80	15,492.52	0.00	N/A	02/06/21	--	8,166,646.23	8,151,153.71	02/06/23
33	883100580	LO	Lake Mary	FL	Actual/360	5.300%	35,102.47	14,874.95	0.00	N/A	06/06/26	--	7,947,729.20	7,932,854.25	12/06/23
34	306230034	RT	Various	Various	Actual/360	5.210%	34,143.09	14,233.04	0.00	N/A	02/01/26	--	7,864,051.61	7,849,818.57	12/01/23
35	300571539	LO	Lima	OH	Actual/360	4.950%	31,863.00	15,108.76	0.00	N/A	07/06/26	--	7,724,363.09	7,709,254.33	12/06/23
36	883100581	OF	Glendale	AZ	Actual/360	5.036%	32,105.79	12,094.17	0.00	N/A	06/06/26	--	7,650,306.87	7,638,212.70	12/06/23
37	300571533	LO	Newark	DE	Actual/360	5.230%	31,510.00	13,669.18	0.00	N/A	06/06/26	--	7,229,826.90	7,216,157.72	12/06/23
38	883100576	LO	Colorado Springs	CO	Actual/360	5.439%	32,669.10	13,294.27	0.00	N/A	05/06/26	--	7,207,744.93	7,194,450.66	12/06/23
39	600932664	MU	Columbus	OH	Actual/360	4.570%	26,479.33	11,834.65	0.00	N/A	06/11/26	--	6,952,996.29	6,941,161.64	12/11/23
40	300571524	LO	Mobile	AL	Actual/360	5.000%	26,592.65	17,251.60	0.00	N/A	05/06/26	--	6,382,236.34	6,364,984.74	12/06/23
41	410933626	IN	Frederick	MD	Actual/360	5.030%	27,315.09	12,750.19	0.00	N/A	05/11/26	--	6,516,521.44	6,503,771.25	12/11/23
43	600934674	OF	Phoenix	AZ	Actual/360	4.690%	24,669.49	12,888.19	0.00	N/A	06/11/26	--	6,312,022.06	6,299,133.87	12/11/23
44	306230044	LO	Kennesaw	GA	Actual/360	4.936%	21,248.66	15,053.73	0.00	N/A	07/06/26	--	5,166,323.96	5,151,270.23	12/06/23
45	300571536	MF	Syracuse	NY	Actual/360	4.850%	23,358.75	9,358.14	0.00	N/A	07/06/26	--	5,779,483.78	5,770,125.64	12/06/23
46	610932178	IN	Bettendorf	IA	Actual/360	4.860%	21,344.81	10,881.38	0.00	N/A	12/11/25	--	5,270,323.19	5,259,441.81	12/11/23
47	883100534	LO	Dearborn	MI	Actual/360	4.992%	20,461.74	15,169.83	0.00	N/A	10/06/25	--	4,918,686.80	4,903,516.97	12/06/23
48	306230048	MF	Taylor	MI	Actual/360	4.620%	20,077.37	10,753.05	0.00	N/A	06/06/26	--	5,214,902.50	5,204,149.45	12/06/23
49	300571538	SS	Avon	CO	Actual/360	4.810%	22,145.46	9,003.05	0.00	N/A	04/06/26	--	5,524,854.16	5,515,851.11	12/06/23
50	883100571	SS	Theodore	AL	Actual/360	5.300%	22,308.28	9,621.74	0.00	N/A	03/06/26	--	5,050,932.42	5,041,310.68	12/06/23
51	410934669	SS	Antioch	CA	Actual/360	4.540%	21,186.67	0.00	0.00	N/A	05/11/26	02/11/26	5,600,000.00	5,600,000.00	12/11/23
52	600933088	LO	Orlando	FL	Actual/360	4.750%	19,291.00	9,921.25	0.00	N/A	05/11/26	--	4,873,514.98	4,863,593.73	12/11/23
53	470099730	MF	Bronx	NY	Actual/360	3.540%	13,714.58	11,105.85	0.00	N/A	06/01/26	--	4,649,009.64	4,637,903.79	12/01/23
54	306230054	LO	Rochester	NY	Actual/360	5.314%	21,318.91	8,992.25	0.00	N/A	06/06/26	--	4,814,295.80	4,805,303.55	06/06/22
55	306230055	MF	Kettering	OH	Actual/360	4.430%	17,245.88	9,890.99	0.00	N/A	06/06/26	--	4,671,570.99	4,661,680.00	12/06/23
56	470097850	MF	New York	NY	Actual/360	3.730%	13,897.45	10,356.58	0.00	N/A	07/01/26	--	4,471,028.01	4,460,671.43	12/01/23
57	470100250	MF	Eastchester	NY	Actual/360	3.520%	12,420.46	10,087.63	0.00	N/A	07/01/26	--	4,234,246.89	4,224,159.26	12/01/23
58	306230058	RT	Columbus	OH	Actual/360	4.560%	18,302.69	7,210.14	0.00	N/A	07/01/26	--	4,816,498.00	4,809,287.86	12/01/23
60	310932946	RT	Various	Various	Actual/360	5.300%	20,586.22	7,179.01	0.00	N/A	03/11/26	--	4,661,032.01	4,653,853.00	11/11/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
62	300571547	MF	Baton Rouge	LA	Actual/360	4.720%	17,551.47	7,920.72	0.00	N/A	03/06/26	--	4,462,238.71	4,454,317.99	12/06/23
63	883100551	MF	Champaign	IL	Actual/360	5.170%	18,381.49	8,434.21	0.00	N/A	12/06/25	08/06/25	4,266,497.71	4,258,063.50	12/06/23
64	300571542	RT	Henderson	NV	Actual/360	5.250%	19,324.29	7,181.49	0.00	N/A	07/06/26	--	4,416,981.22	4,409,799.73	12/06/23
65	306230065	LO	Sequim	WA	Actual/360	5.132%	16,959.64	10,286.46	0.00	N/A	07/06/26	--	3,965,620.90	3,955,334.44	12/06/23
66	300571535	LO	Sylva	NC	Actual/360	5.600%	18,045.84	6,926.60	0.00	N/A	06/06/26	--	3,866,964.71	3,860,038.11	12/06/23
67	300571528	MF	Fairborn	OH	Actual/360	5.120%	15,841.53	6,197.73	0.00	N/A	06/06/26	--	3,712,858.51	3,706,660.78	12/06/23
68	300571525	SS	Maricopa	AZ	Actual/360	4.850%	14,271.24	6,176.82	0.00	N/A	05/06/26	--	3,531,029.33	3,524,852.51	12/06/23
69	410934645	RT	Billings	MT	Actual/360	4.690%	13,034.10	5,946.77	0.00	N/A	06/11/26	03/11/26	3,334,949.82	3,329,003.05	12/11/23
70	306230070	MF	Wayne	MI	Actual/360	4.448%	11,228.03	6,397.77	0.00	N/A	06/06/26	--	3,029,214.20	3,022,816.43	12/06/23
71	416000232	LO	Smyrna	GA	Actual/360	5.750%	14,480.96	5,360.52	0.00	N/A	04/01/26	--	3,022,113.87	3,016,753.35	12/01/23
72	410933850	RT	Terre Haute	IN	Actual/360	4.690%	10,531.09	8,169.08	0.00	N/A	05/11/26	02/11/26	2,694,522.67	2,686,353.59	12/11/23
73	300571534	SS	Kingsport	TN	Actual/360	4.820%	12,255.97	4,992.73	0.00	N/A	03/06/26	--	3,051,278.95	3,046,286.22	12/06/23
74	410934070	MH	Carleton	MI	Actual/360	4.750%	11,109.55	5,713.58	0.00	N/A	05/11/26	--	2,806,622.02	2,800,908.44	12/11/23
76	306230076	MH	Grand Rapids	MI	Actual/360	4.930%	11,474.91	4,801.20	0.00	N/A	06/11/26	--	2,793,082.50	2,788,281.30	12/11/23
77	306230077	MH	West Palm Beach	FL	Actual/360	5.330%	10,559.60	4,483.97	0.00	N/A	04/01/26	--	2,377,395.60	2,372,911.63	12/01/23
78	300571543	RT	Temecula	CA	Actual/360	5.280%	9,728.09	4,123.49	0.00	N/A	07/06/26	--	2,210,929.19	2,206,805.70	12/06/23
79	306230079	RT	Rockmart	GA	Actual/360	5.170%	9,197.89	4,045.78	0.00	N/A	07/11/26	--	2,134,906.24	2,130,860.46	12/11/23
80	410933875	RT	Riverside	CA	Actual/360	5.050%	8,299.58	3,847.76	0.00	N/A	05/11/26	--	1,972,178.07	1,968,330.31	12/11/23
81	306230081	MF	Wilson	NC	Actual/360	5.270%	8,367.37	3,581.47	0.00	N/A	06/11/26	--	1,905,283.31	1,901,701.84	12/11/23
83	416000233	MF	Clinton Township	MI	Actual/360	5.550%	8,153.56	4,805.06	0.00	N/A	07/01/26	--	1,762,931.06	1,758,126.00	12/01/23
84	410934111	MF	Clute	TX	Actual/360	5.000%	7,314.02	3,449.25	0.00	N/A	05/11/26	--	1,755,364.09	1,751,914.84	12/11/23
85	470099750	MF	Yonkers	NY	Actual/360	3.840%	6,400.00	0.00	0.00	N/A	06/01/26	--	2,000,000.00	2,000,000.00	12/01/23
86	306230086	MH	New Caney	TX	Actual/360	4.900%	6,941.29	3,142.52	0.00	N/A	06/11/26	--	1,699,908.03	1,696,765.51	12/11/23
87	470099100	MF	Flushing	NY	Actual/360	3.810%	5,136.34	3,727.67	0.00	N/A	06/01/26	--	1,617,744.51	1,614,016.84	12/01/23
88	410932977	MU	South San Francisco	CA	Actual/360	4.640%	6,376.43	3,409.29	0.00	N/A	05/11/26	--	1,649,077.92	1,645,668.63	12/11/23
89	600933722	MH	Flat Rock	NC	Actual/360	4.760%	6,226.71	3,173.79	0.00	N/A	06/11/26	--	1,569,758.99	1,566,585.20	12/11/23
90	410932709	RT	Mission	TX	Actual/360	5.250%	6,963.23	2,617.50	0.00	N/A	05/11/26	--	1,591,595.64	1,588,978.14	12/11/23
91	306230091	MH	Decatur	AL	Actual/360	5.950%	7,538.15	2,599.63	0.00	N/A	05/11/26	--	1,520,299.98	1,517,700.35	12/11/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
92	470099000	MF	Great Neck	NY	Actual/360	3.830%	4,601.49	3,348.85	0.00	N/A	04/01/26	--	1,441,720.70	1,438,371.85	12/01/23
93	306230093	MH	Houston	TX	Actual/360	5.440%	6,414.89	2,609.59	0.00	N/A	05/11/26	--	1,415,049.64	1,412,440.05	12/11/23
94	306230094	MH	Houston	TX	Actual/360	5.440%	6,414.89	2,609.59	0.00	N/A	05/11/26	--	1,415,049.64	1,412,440.05	12/11/23
95	883100558	RT	Columbia	SC	Actual/360	5.007%	5,799.96	2,796.03	0.00	N/A	01/06/26	--	1,390,044.42	1,387,248.39	12/06/23
96	306230096	MH	Bradenton	FL	Actual/360	5.080%	5,902.44	2,494.24	0.00	N/A	07/11/26	--	1,394,277.31	1,391,783.07	12/11/23
97	306230097	MH	Cleveland	OH	Actual/360	5.010%	5,614.73	2,607.99	0.00	N/A	07/11/26	--	1,344,845.78	1,342,237.79	12/11/23
98	470095550	MF	Port Chester	NY	Actual/360	4.020%	4,311.88	2,866.66	0.00	N/A	07/01/26	--	1,287,129.14	1,284,262.48	12/01/23
99	600933864	RT	Chattanooga	TN	Actual/360	5.090%	5,138.33	2,349.97	0.00	N/A	05/11/26	--	1,211,393.92	1,209,043.95	12/11/23
100	410933845	OF	Terre Haute	IN	Actual/360	4.690%	4,228.39	3,280.01	0.00	N/A	05/11/26	--	1,081,891.87	1,078,611.86	12/11/23
101	306230101	MF	Oak Park	MI	Actual/360	4.430%	4,151.79	2,381.16	0.00	N/A	06/06/26	--	1,124,637.46	1,122,256.30	12/06/23
102	470100450	MF	New York	NY	Actual/360	3.660%	3,660.00	0.00	0.00	N/A	07/01/26	--	1,200,000.00	1,200,000.00	12/01/23
Totals							3,293,279.68	1,278,783.29	0.00				849,145,586.98	847,866,803.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,000,943.75	4,186,795.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,199,580.30	9,178,282.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,860,853.61	5,187,086.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,163,684.14	6,704,640.05	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	(262,295.00)	01/01/23	06/30/23	02/11/22	9,539,038.23	461,815.30	0.00	0.00	0.00	26,832.11
7	2,791,608.76	2,260,276.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,713,557.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,787,149.00	1,400,374.22	01/01/23	06/30/23	06/12/23	0.00	238,395.82	142,060.43	5,874,670.31	185,971.39	0.00
10	2,981,024.00	2,564,093.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,965,535.00	0.00	--	--	11/12/21	0.00	0.00	120,865.96	241,935.13	0.00	0.00
14	7,974,764.11	(2,159,950.88)	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,446,255.54	701,302.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,758,195.91	1,120,390.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,585,337.00	798,171.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	259.29	0.00
20	1,314,638.27	918,550.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,883,535.58	808,981.97	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,924,396.02	1,454,731.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,666,084.65	2,566,845.05	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,370,682.45	1,004,586.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	981.15	0.00
26	1,157,573.68	914,066.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,561,416.78	1,276,952.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	967,154.09	462,126.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,529,018.44	2,375,229.44	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,610,121.50	1,720,086.30	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	610,523.77	340,550.00	01/01/23	06/30/23	05/11/23	779,901.42	258,410.07	48,288.98	457,769.32	43,046.65	0.00
33	1,393,592.17	1,543,713.52	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	338,821.51	310,627.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	837,604.51	840,395.42	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,253,079.00	978,798.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	747,110.34	748,296.97	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,353,106.17	1,037,736.04	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	723,335.14	623,174.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	563,082.81	681,567.16	10/01/22	09/30/23	--	0.00	4,991.86	0.00	0.00	0.00	0.00
41	927,451.00	741,621.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	755,238.34	434,165.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	682,248.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	571,337.49	321,867.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	744,043.95	559,369.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	998,286.00	508,714.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	672,829.80	531,740.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	901,684.00	858,698.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	265,198.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	115,551.62	295,895.00	01/01/23	06/30/23	05/11/23	0.00	18,270.87	30,265.29	538,677.25	53,389.24	0.00
55	1,140,139.96	648,469.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	207,945.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	601,092.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	351,266.39	325,776.43	01/01/23	09/30/23	--	0.00	0.00	27,468.16	27,468.16	5,455.91	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	595,735.84	295,425.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	591,163.00	399,903.67	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	559,596.68	439,721.31	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	538,729.42	266,195.69	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	862,728.16	514,465.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	522,637.00	203,235.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	642,425.96	474,571.32	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	21,498.56	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	435,621.26	332,357.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	221,393.76	167,381.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	263,713.60	203,622.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
80	280,488.28	206,140.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	302,732.96	218,006.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	149,108.40	95,468.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
85	94,443.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	93,974.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	432,308.10	433,034.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	118,627.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
90	216,615.57	154,312.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
92	144,367.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	301,996.80	150,927.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
98	352,102.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
99	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
100	259,870.76	163,453.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
101	167,780.00	118,478.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
102	29,043.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	104,026,251.97	62,467,830.11				10,318,939.65	981,883.92	368,948.82	7,140,520.17	310,602.19	26,832.11

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	1	19,179,784.66	0	0.00	3	42,813,724.00	0	0.00	4	50,964,877.71	0	0.00	0	0.00	0	0.00	4.752436%	4.709618%	29
11/17/23	1	19,215,644.34	0	0.00	3	42,883,932.81	0	0.00	4	51,050,579.04	0	0.00	0	0.00	0	0.00	4.752605%	4.709780%	30
10/17/23	1	19,248,513.80	0	0.00	3	42,950,454.53	0	0.00	4	51,131,307.01	0	0.00	0	0.00	0	0.00	4.752759%	4.709927%	31
09/15/23	1	19,284,070.13	0	0.00	3	43,020,118.11	0	0.00	4	51,216,330.56	0	0.00	0	0.00	0	0.00	4.752925%	4.710087%	32
08/17/23	1	19,316,627.55	0	0.00	3	43,086,078.74	0	0.00	4	51,296,361.10	0	0.00	0	0.00	0	0.00	4.753076%	4.710231%	33
07/17/23	1	19,349,036.50	0	0.00	3	43,151,767.67	0	0.00	4	51,376,055.05	0	0.00	0	0.00	0	0.00	4.753226%	4.710374%	34
06/16/23	1	19,384,149.15	1	17,514,225.91	2	25,706,402.63	0	0.00	3	46,603,526.65	0	0.00	0	0.00	0	0.00	4.753389%	4.710530%	35
05/17/23	2	37,005,105.55	0	0.00	2	25,771,537.22	0	0.00	3	46,749,109.78	0	0.00	0	0.00	0	0.00	4.753538%	4.710653%	36
04/17/23	1	19,451,066.17	0	0.00	2	25,839,863.76	0	0.00	3	46,823,742.02	0	0.00	0	0.00	0	0.00	4.753698%	4.710806%	37
03/17/23	1	19,482,862.05	0	0.00	2	25,904,448.50	0	0.00	3	46,894,088.99	0	0.00	1	19,612,856.74	0	0.00	4.753843%	4.710944%	38
02/17/23	0	0.00	1	19,523,128.72	3	63,262,157.87	0	0.00	3	66,670,225.82	0	0.00	0	0.00	1	2,958,915.79	4.754609%	4.706740%	39
01/18/23	0	0.00	0	0.00	4	82,946,883.29	0	0.00	3	66,806,056.32	0	0.00	0	0.00	0	0.00	4.751525%	4.703495%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	883100589	03/06/23	8	6	0.00	0.00	49,192.11	17,588,855.36	08/12/20	7			12/14/22
9	306230009	05/06/20	42	6	142,060.43	5,874,670.31	186,956.78	22,870,461.35	05/29/20	7			01/12/22
13	300571530	10/06/23	1	1	120,865.96	241,935.13	0.00	19,248,513.80	06/16/20	11
32	883100564	02/06/23	9	5	48,288.98	457,769.32	43,046.65	8,299,452.30	07/21/20	7			01/13/22
54	306230054	06/06/22	17	6	30,265.29	538,677.25	61,837.66	4,955,700.09	07/17/20	7			06/09/23
60	310932946	11/11/23	0	A	27,468.16	27,468.16	5,455.91	4,661,032.02
Totals					368,948.82	7,140,520.17	346,489.11	77,624,014.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,151,154	0	0		8,151,154
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		14,421,022	14,421,022	0		0
25 - 36 Months		825,294,628	763,301,119	19,179,785		42,813,724
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	847,866,804	777,722,141	19,179,785	0	0	50,964,878
Nov-23	849,145,587	778,879,364	19,215,644	0	0	51,050,579
Oct-23	850,332,878	779,953,057	19,248,514	0	0	51,131,307
Sep-23	851,601,707	781,101,306	19,284,070	0	0	51,216,331
Aug-23	852,778,755	782,165,766	19,316,628	0	0	51,296,361
Jul-23	853,950,895	783,225,804	19,349,037	0	0	51,376,055
Jun-23	855,205,121	784,360,890	19,384,149	0	4,856,555	46,603,527
May-23	856,441,773	785,411,806	19,416,250	0	4,864,607	46,749,110
Apr-23	857,686,246	786,538,101	19,451,066	0	4,873,338	46,823,742
Mar-23	858,838,234	787,579,970	19,482,862	0	4,881,313	46,894,089
Feb-23	879,942,441	788,857,679	0	19,523,129	4,891,407	66,670,226
Jan-23	883,975,910	792,715,957	0	0	24,453,896	66,806,056
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	883100589	17,514,225.91	17,588,855.36	130,000,000.00	04/05/16	(308,712.00)	(0.73750)	06/30/23	06/06/26	269
9	306230009	20,494,194.54	22,870,461.35	31,200,000.00	04/25/23	1,400,374.22	1.64060	06/30/23	07/06/26	210
13	300571530	19,179,784.66	19,248,513.80	23,000,000.00	09/01/22	1,913,075.00	1.31700	12/31/22	06/06/26	269
32	883100564	8,151,153.71	8,299,452.30	9,000,000.00	03/28/23	340,550.00	1.08920	06/30/23	02/06/21	265
54	306230054	4,805,303.55	4,955,700.09	6,600,000.00	03/10/23	295,895.00	1.62690	06/30/23	06/06/26	269
Totals		70,144,662.37	72,962,982.90	199,800,000.00		3,641,182.22

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	883100589	RT	AR	08/12/20	7

The collateral property was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado on 3/28/2020. The non-collateral anchors (Dillards/JCP/Target)

received far less damage and reopened in 2020. The majority of the mall collateral has been demolished after being condemned. The borrower has been cooperative in turning over information and access but is not willing to rebuild the property and carry the loan. A settlement was agreed under which the Trust took title to the property on 12/14/2022 and received substantial insurance proceeds. The special servicer is working through required site work per agreements

	with non-collateral anchors in order to maximize recovery. Ultimate resolution via a sale of the site is expected to occur no earlier than Q1 2024.

9	306230009	LO	KS	05/29/20	7

The loan transferred to special servicing effective 5/29/2020 for imminent monetary default. The 356-room hotel in Overland Park, KS was built in 1982 and renovated in 2016. The hotel was inspected on 7/19/2023 and found to be in good condition. A Receiver was appointed on 10/30/2020 with Hilton continuing property management per the HMA and SNDA. A foreclosure sale occurred in November 2021. Title was received in January 2022. The special servicer is working to stabilize the asset. TTM October 2023 indicates 44.4% occupancy, $135.57 ADR, and $60.13 RevPAR (compares to 42.7%, $134.37 and $57.35 for TTM October 2022). TTM October 2023 RevPAR Index of 81.4 compares to 96.1 TTM

	2022 and 106.5 TTM 2021. The trailing three-month RevPAR Index changed year-over-year from 87.5 in 2022 to 75.3 in 2023.

13	300571530	MU	RI	06/16/20	11

COVID - Loan collateral is a 104,921 sq ft mixed use property built in 1866 (renovated in 2004) and located in Providence, RI. Inspection was performed in May 2023 and reported the property to be in good condition. As of the most recent rent roll, t he property is 89% leased. Borrower retained counsel and proceeded with a Civil Action in the Superior Court, State of Rhode Island for a State COVID Program. Effective 2/15/2023, a settlement agreement was entered by the court.

	Strategy is to monito r the loan through maturity.

32	883100564	LO	PA	07/21/20	7

COVID - The loan transferred to special servicing effective 7/21/2020 due to payment default. The 79-room lodging property was built in 2014 and is located in Cranberry Township, PA. The property was most recently inspected on 7/26/23 and found to be in overall good condition at that time. TTM Oct 2023 states 82.0% Occ, $127.75 ADR, and $104.80 RevPAR (compared to $90.22 TTM 2022 and $62.32 TTM 2021). RevPAR Index of 177.3 compares to 159.4 in 2022 and 149.7 in 2021. As of Oct 2023, the trailing three-month RevPAR Index is up year-over-year, from 155.0 in 2022 to 172.7 in 2023. The asset is REO. The special servicer is in process of making vinyl wallcovering updates in the guestroom

	bathrooms and corridors. The special servicer continues t o monitor the asset and market performance, as well as the capital markets, to determine the appropriate time to liquidate.

54	306230054	LO	NY	07/17/20	7

COVID - The loan transferred to special servicing effective 7/17/2020 due to payment default. The 86-room lodging property was built in 1985 (renovated in 2017 and 2019) and is located in Rochester, NY. The inspection from 5/17/23 found the asset to be in good condition at that time. TTM Oct 2023 states 76.1% Occupancy, $119.36 ADR, and $90.78 RevPAR (compared to $67.51 TTM 2022 and $46.93 TTM 2021). RevPAR Index of 120.5 compares to 100.6 in 2022 and 93.6 in

2021. The trailing three-month RevP AR Index is up year-over-year, from 101.7 in 2022 to 113.9 in 2023. The asset is REO as of 6/9/2023. The special servicer is in process of making minor interior improvements to the asset (vinyl

	wallcovering updates) and parking lot enhancements. The special servicer continues to monitor the capital and transactions markets to evaluate the appropriate time to sell the REO asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571518	38,629,000.00	5.45000%	38,629,000.00	5.45000%	10	05/06/20	05/06/20	06/11/20
40	300571524	6,870,885.05	5.00000%	6,870,885.05	5.00000%	9	04/09/21	05/20/20	--
44	306230044	5,745,474.74	4.93550%	5,745,474.74	4.93550%	10	07/07/20	05/01/20	09/11/20
47	883100534	0.00	4.99200%	0.00	4.99200%	8	03/31/20	04/06/20	04/13/20
65	306230065	0.00	5.13200%	0.00	5.13200%	9	10/05/22	08/06/21	--
Totals		51,245,359.79		51,245,359.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
59	416000234 05/17/22	4,407,584.76	1,400,000.00	5,935,696.77	2,060,280.65	5,935,696.77	3,875,416.12	532,168.64	0.00	0.00	532,168.64	10.64%
75	470099970 02/17/23	2,962,195.72	19,900,000.00	0.00	0.00	3,293,319.76	3,293,319.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,369,780.48	21,300,000.00	5,935,696.77	2,060,280.65	9,229,016.53	7,168,735.88	532,168.64	0.00	0.00	532,168.64

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/15/23	0.00	(2,342.95)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(2,411.31)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(2,236.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(2,301.89)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(2,292.62)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(2,210.02)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(2,274.87)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(2,192.55)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(2,256.51)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(2,176.23)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(2,165.51)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(2,157.07)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(2,148.67)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(2,211.35)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(2,134.79)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(2,193.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(2,185.01)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(2,106.29)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(2,165.37)	0.00	0.00	0.00	0.00	0.00	0.00
59	416000234	05/17/22	0.00	0.00	532,168.64	0.00	0.00	532,168.64	0.00	0.00	532,168.64
75	470099970	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(2,342.95)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(42,163.50)	532,168.64	0.00	0.00	532,168.64	0.00	0.00	532,168.64

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	3,648.80	0.00	0.00	0.00	0.00	69,765.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,282.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,140.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	(140.52)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	3,467.31	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	438.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	363.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	356.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	277.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	0.00	0.00	272.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,790.66	0.00	2,848.24	3,467.31	0.00	69,765.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,871.21

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Supplemental Notes
None

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